PROPERTY, PLANT AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	$ 149,291	$ 156,419
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	133,772	133,772
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses	$ 15,518	$ 22,647